Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Short-term borrowings	¥ 0	¥ 130,000
Short-term funding debts	30	2,841
Accounts payable	21,400	10,360
Amounts due to related parties	289,936	271,419
Tax payable	30,901	26,971
Financial guarantee liabilities	13,736	20,260
Accrued expenses and other liabilities	48,963	59,754
Convertible loan	400,000	400,000
Other non-current liabilities	19,331	8,148
Deferred tax liabilities	¥ 1,493	¥ 701
Class A Ordinary Shares
Ordinary shares authorized (in shares) | shares	348,217,505	348,217,505
Ordinary shares outstanding (in shares) | shares	247,852,996	249,085,237
Class B Ordinary Shares
Ordinary shares authorized (in shares) | shares	51,782,495	51,782,495
Ordinary shares outstanding (in shares) | shares	50,939,520
Consolidated VIEs
Short-term borrowings	¥ 0	¥ 130,000
Short-term funding debts	30	2,841
Accounts payable	20,443	8,976
Amounts due to related parties	289,936	271,419
Tax payable	26,402	23,334
Financial guarantee liabilities	13,736	20,260
Accrued expenses and other liabilities	23,690	19,567
Convertible loan	0	0
Other non-current liabilities	210	0
Long-term funding debts	0	0
Deferred tax liabilities	¥ 0	¥ 0